Note 6 - Property and Equipment, Net	12 Months Ended
Jun. 30, 2026
Notes to Financial Statements
Property, Plant, and Equipment [Text Block]
6.	Property and Equipment, net

	As of June 30,
	2025	2026
	US$	US$

Digital asset mining equipment	-	459
Office equipment	-	4
Electronic equipment	18	2

Less: accumulated depreciation	(13)	(62)
Total property and equipment, net	5	403

Depreciation expenses from continuing operations for the years ended June 30, 2024, 2025 and 2026 were approximately US$51, US$3 and US$62, respectively.

For the years ended June 30, 2024, 2025 and 2026, the Company purchased the miners for digital assets were nil, nil and US$459, respectively.

For the years ended June 30, 2024, 2025 and 2026, the Company purchased the office equipment were nil, nil and US$4, respectively.

For the years ended June 30, 2024, 2025 and 2026, cost for the electronic equipment disposed were nil, US$50 and US$16, respectively.

For the years ended June 30, 2024, 2025 and 2026, no impairment loss from continuing operations was recognized for the Company’s property and equipment.

The Company periodically reviews the recoverable amount of property and equipment. Certain electronic equipment was disposed or written off due to no longer in use or having become technically or economically obsolete.